Stock Warrants - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of warrants or rights term	5 years	5 years
Enjoy Technology Inc [Member]
Financial liabilities at fair value	$ 151,376	$ 87,163	$ 337
Enjoy Technology Inc [Member] | Warrants To Purchase Series B Redeemable Convertible Preferred Stock [Member]
Financial liabilities at fair value	$ 400	$ 800
Enjoy Technology Inc [Member] | Warrants To Purchase Common Stock [Member]
Financial liabilities at fair value			$ 300
Enjoy Technology Inc [Member] | Triple Point Venture Growth BDC Corporation [Member] | Warrants To Purchase Series B Redeemable Convertible Preferred Stock [Member]
Class of warrants or rights number of securities covered by the warrants or rights	336,304	336,304
Class of warrants or rights exercise price	$ 2.3788	$ 2.3788
Class of warrants or rights expiry date	Nov. 13, 2030	Nov. 13, 2030
Financial liabilities at fair value	$ 200	$ 200
Enjoy Technology Inc [Member] | Blue Torch [Member] | Warrants To Purchase Common Stock [Member]
Class of warrants or rights number of securities covered by the warrants or rights	474,388	474,388
Class of warrants or rights exercise price	$ 0.01	$ 0.01
Warrants at fair value	$ 1,400	$ 1,400
Class of warrants or rights term	10 years	10 years